Expected credit losses on financial assets and reconciliation of carrying amount - ECLs measured using simplified approach (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	R$ 90,190,827
Evaluated at amortized cost | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,693,294	R$ 1,013,444
Evaluated at amortized cost | Securities trading and intermediation | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,107,051	523,613
Evaluated at amortized cost | Accounts Receivable | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	512,777	466,530
Evaluated at amortized cost | Other financial assets | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	R$ 73,466	R$ 23,301